Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue
Revenue	5Revenue The analysis of the company’s revenue for the period from continuing operations is as follows:

	2021	2020
	£ 000	£ 000
Rendering of engineering consultancy services	66	49

5 Revenue

The analysis of the company’s revenue for the year from continuing operations is as follows:

	2020	2019
	£ 000	£ 000
Rendering of engineering consultancy services	87	70

All revenue is generated within the UK, based on the location where the engineering consultancy are delivered.